Please file this Prospectus Supplement with your records. WELLS FARGO FUNDS TRUST PROSPECTUSES OF WELLS FARGO ADVANTAGE SPECIALTY FUNDS September 1, 2011 SFR091/P401SP
(Wells Fargo Advantage Specialized Technology Fund)

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Class A, Class B and Class C prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Administrator Class prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Investor Class prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Specialized Technology Fund)	Class A		Class B		Class C		Administrator Class		Investor Class
Management Fees (as a percentage of Assets)	1.05%		1.05%		1.05%		1.05%		1.05%
Distribution and Service (12b-1) Fees	none		0.75%		0.75%		none		none
Other Expenses	0.62%		0.62%		0.62%		0.46%		0.69%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%		0.02%
Total Expenses	1.69%		2.44%		2.44%		1.53%		1.76%
Fee Waiver or Reimbursement	none		none		none		0.01%		none
Net Expenses	1.69%	[1]	2.44%	[1]	2.44%	[1]	1.52%	[2]	1.76%	[3]
[1]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[2]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[3]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the "Example of Fund Expenses" table in the section entitled "Fees and Expenses" in the Fund's Administrator Class prospectus:
Expense Example (Wells Fargo Advantage Specialized Technology Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class	155	481	832	1,822

Please file this Prospectus Supplement with your records. WELLS FARGO FUNDS TRUST PROSPECTUSES OF WELLS FARGO ADVANTAGE SPECIALTY FUNDS September 1, 2011 SFR091/P401SP
(Wells Fargo Advantage Specialized Technology Fund)

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Class A, Class B and Class C prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Administrator Class prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Investor Class prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Specialized Technology Fund)	Class A		Class B		Class C		Administrator Class		Investor Class
Management Fees (as a percentage of Assets)	1.05%		1.05%		1.05%		1.05%		1.05%
Distribution and Service (12b-1) Fees	none		0.75%		0.75%		none		none
Other Expenses	0.62%		0.62%		0.62%		0.46%		0.69%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%		0.02%
Total Expenses	1.69%		2.44%		2.44%		1.53%		1.76%
Fee Waiver or Reimbursement	none		none		none		0.01%		none
Net Expenses	1.69%	[1]	2.44%	[1]	2.44%	[1]	1.52%	[2]	1.76%	[3]
[1]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[2]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[3]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the "Example of Fund Expenses" table in the section entitled "Fees and Expenses" in the Fund's Administrator Class prospectus:
Expense Example (Wells Fargo Advantage Specialized Technology Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class	155	481	832	1,822

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Specialized Technology Fund))	0 Months Ended
	Sep. 01, 2011
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.69%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	1.69%	[1]
Administrator Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver or Reimbursement	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.52%	[2]
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	2.44%	[1]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	2.44%	[1]
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.69%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.76%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	1.76%	[3]

[1]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[2]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[3]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 1, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 1, 2011
Prospectus Date	rr_ProspectusDate	Sep 1, 2011
Supplement [Text Block]	wells_SupplementTextBlock	Please file this Prospectus Supplement with your records. WELLS FARGO FUNDS TRUST PROSPECTUSES OF WELLS FARGO ADVANTAGE SPECIALTY FUNDS September 1, 2011 SFR091/P401SP
(Wells Fargo Advantage Specialized Technology Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Class A, Class B and Class C prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Administrator Class prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

The following replaces the footnote included with the table entitled "Annual Fund Operating Expenses" in the section entitled "Fees and Expenses" in the Fund's Investor Class prospectus:

"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."

Example Supplement Text	wells_SupplementTextBlock_02	The following replaces the "Example of Fund Expenses" table in the section entitled "Fees and Expenses" in the Fund's Administrator Class prospectus:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Wells Fargo Advantage Specialized Technology Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.69%	[2]
(Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	832
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,822
(Wells Fargo Advantage Specialized Technology Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.44%	[2]
(Wells Fargo Advantage Specialized Technology Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.44%	[2]
(Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.76%	[3]
[1]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[2]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[3]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."